Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Former PEO ($)(1)	Compensation Actually Paid to Former PEO ($)(2)	Summary Compensation Table Total for Current PEO ($)(3)	Compensation Actually Paid to Current PEO ($)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(5)	Average Compensation Actually Paid to Non-PEO NEOs ($)(6)	Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(7)	GAAP Net Income (millions) ($)(8)	Net Product Sales (millions) ($)(9)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	—	—	$13,448,935	$10,945,413	$6,938,493	$6,021,068	$147.97	$124.75	$478.6	$2,833.9
2024	$16,018,637	$16,741,241	$8,535,422	$7,083,275	$6,675,384	$6,488,850	$142.41	$93.49	$341.3	$2,330.6
2023	$15,750,812	$12,335,515	—	—	$6,286,290	$5,262,182	$137.46	$94.03	$249.7	$1,860.6
2022	$11,902,527	$21,886,517	—	—	$5,200,614	$11,398,982	$124.61	$89.90	$154.5	$1,440.9
2021	$14,081,412	$4,496,176	—	—	$6,429,791	$3,012,565	$88.86	$100.02	$89.6	$1,090.1

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Kevin C. Gorman, Ph.D. (Former PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Dr. Gorman retired as the Company's CEO effective October 11, 2024. The dollar amounts reported in column (d) are the amounts of total compensation reported for Kyle W. Gano, Ph.D. (Current PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Dr. Gano, formerly Neurocrine Biosciences' Chief Business Development and Strategy Officer, succeeded Dr. Gorman as the Company’s CEO, effective October 11, 2024. The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Matthew C. Abernethy, Eric Benevich, Sanjay Keswani, M.D., Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (ii) for 2024, Matthew C. Abernethy, Eric Benevich, Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; (iii) for 2023, Matthew C. Abernethy, Kyle W. Gano, Ph.D., Darin M. Lippoldt, and Eiry W. Roberts, M.D.; (iv) for 2022, Matthew C. Abernethy, Eric Benevich, Jude Onyia, Ph.D., and Eiry W. Roberts, M.D.; and (v) for 2021, Matthew C. Abernethy, Eric Benevich, Kyle W. Gano, Ph.D., and Eiry W. Roberts, M.D.
PEO Total Compensation Amount	$ 6,938,493
PEO Actually Paid Compensation Amount	$ 6,021,068
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP for Dr. Gorman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gorman during the applicable year. The dollar amounts reported in column (e) represent the amount of CAP for Dr. Gano, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Gano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Dr. Gano’s total reported compensation for 2025 to determine the CAP:

2025
Total Compensation for Covered Fiscal Year ("FY") from Summary Compensation Table	$13,448,935
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	11,500,029
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	7,663,313
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	(134,224)
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	231,204
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	1,236,214
Deduct: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$10,945,413

Non-PEO NEO Average Total Compensation Amount	$ 6,938,493	$ 6,675,384	$ 6,286,290	$ 5,200,614	$ 6,429,791
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,021,068	6,488,850	5,262,182	11,398,982	3,012,565
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (g) represent the average amount of CAP to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the PEO(s)) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for the Non-PEO NEOs for each year to determine the CAP, using the same methodology described above in Note 4:

2025
Total Compensation for Covered FY from Summary Compensation Table	$6,938,493
Deduct: Amounts Reported in "Stock Awards" & "Option Awards" Columns	5,689,986
Add: Year End Fair Value of Equity Awards Granted During the Covered FY that Remain Outstanding and Unvested as of Last Day of the Covered FY	3,941,719
Add: Change in Fair Value from the end of the Prior FY to the end of the Covered FY	(81,622)
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior FY that Vested in the Covered FY	472,800
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered FY	439,664
Deduct: Fair Value at the End of the Prior FY of Equity Awards that Failed to Meet Vesting Conditions in the Covered FY	—
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid (as defined by SEC rule)	$6,021,068

Equity Valuation Assumption Difference, Footnote
The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the unvested options used an estimated term between 1.11 years and 9.3 years in fiscal 2025, as compared to an estimated term of 6.0 to 6.5 years used to calculate the grant date fair value of such awards, and (ii) the PRSUs assumed payout multipliers at current expectations, which range from 0% to 150% across different grant years and metrics, in each case as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	Net Product Sales •Non-GAAP Net Income •Pipeline Progression •Regulatory Advancement
Total Shareholder Return Amount	$ 147.97	142.41	137.46	124.61	88.86
Peer Group Total Shareholder Return Amount	124.75	93.49	94.03	89.90	100.02
Net Income (Loss)	$ 478,600,000	$ 341,300,000	$ 249,700,000	$ 154,500,000	$ 89,600,000
Company Selected Measure Amount	2,833,900,000	2,330,600,000	1,860,600,000	1,440,900,000	1,090,100,000
Additional 402(v) Disclosure	The dollar amounts reflect the cumulative Total Shareholder Return (TSR) of our common stock (column (h)) and the Peer Group (column (i)) for the measurement periods beginning on December 31, 2020 and ending on December 31 of each year presented in the table, calculated in accordance with Item 201(e) of Regulation S-K. “Peer Group” represents the NASDAQ Biotechnology Index, which the Company has identified as its peer group for purposes of Item 402(v) and which is used by the Company for purposes of compliance with Item 201(e) of Regulation S-K. The dollar amounts reported in column (j) represent net income reflected in the Company’s audited financial statements for the applicable fiscal year.As required by Item 402(v) of Regulation S-K, we have determined that Net Product Sales is the Company-Selected Measure. For purposes of the Pay Versus Performance table, the dollar amounts reported for Net Product Sales correspond to the net product sales reflected in our audited financial statements for the applicable fiscal year. For 2021–2024, these amounts consist almost entirely of INGREZZA net product sales, and for 2025 they consist primarily of net product sales of INGREZZA and CRENESSITY, which together represent substantially all of the Company’s total net product sales.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Pipeline Progression
Measure:: 4
Pay vs Performance Disclosure
Name	Regulatory Advancement
Kyle W. Gano, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 13,448,935	$ 8,535,422
PEO Actually Paid Compensation Amount	$ 10,945,413	7,083,275
PEO Name	Kyle W. Gano, Ph.D
Kevin C. Gorman, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		16,018,637	$ 15,750,812	$ 11,902,527	$ 14,081,412
PEO Actually Paid Compensation Amount		$ 16,741,241	$ 12,335,515	$ 21,886,517	$ 4,496,176
PEO Name		Kevin C. Gorman, Ph.D
PEO | Kyle W. Gano, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,500,029)
PEO | Kyle W. Gano, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,663,313
PEO | Kyle W. Gano, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,224)
PEO | Kyle W. Gano, Ph.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,236,214
PEO | Kyle W. Gano, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,204
PEO | Kyle W. Gano, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Kyle W. Gano, Ph.D. [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,689,986)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,941,719
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,622)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,664
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	472,800
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0